CAPITAL STOCK - Summarized Information About RSUs (Details) - RSUs	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	120,197	113,047
Weighted average fair value granted (in dollars per share) | $ / shares	$ 13.74	$ 16.29
Awards forfeited/cancelled (in shares)	(7,412)	(1,228)
Outstanding (in shares)	224,604	111,819
Weighted average fair value per award outstanding (in dollars per share) | $ / shares	$ 12.67	$ 12.18